Other Income (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gain (loss) on settlement of debt	$ 0	$ 115,085
Fraud loss	242,000	0
Other nonoperating income (expense)	(413,874)	5,839
Private Investment [Member]
Other Income		115,085
Accounts payble		171,000
Fees and transaction expenses	8,000
Gain loss on derivative liabilities	28,334
Gain (loss) on settlement of debt		115,085
Payment to vendor related to outstanding invoices		$ 55,532
Fraud loss	242,000
Payments to private investment firm	242,000
Other nonoperating income (expense)	$ (242,000)